Average Annual Total Returns{- Fidelity Capital & Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity Capital & Income Fund
	Fidelity Capital & Income Fund Return Before Taxes Past 1 year	Fidelity Capital & Income Fund Return Before Taxes Past 5 years	Fidelity Capital & Income Fund Return Before Taxes Past 10 years	Fidelity Capital & Income Fund After Taxes on Distributions Past 1 year	Fidelity Capital & Income Fund After Taxes on Distributions Past 5 years	Fidelity Capital & Income Fund After Taxes on Distributions Past 10 years	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	11.65%	9.02%	8.64%	9.18%	6.73%	6.33%	7.30%	6.08%	5.83%	5.35%	6.08%	6.71%